Notes Payable and Convertible Notes Payable - Schedule of Gain on Debt Extinguishment (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Debt Extinguishment [Abstract]
Debt–-prior to modjfication	$ 151,611
Debt–-after modification	107,136
Gain on debt extinguishment	$ 44,475